As filed with the Securities and Exchange Commission on February 20, 2014

File No. 333-175410
File No. 811-22578

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 6	[X]

VERICIMETRY FUNDS
(Exact name of Registrant as Specified in Charter)

790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
 (Address of Principal Executive Office)
(818) 813-1351
(Registrant's Telephone Number, including Area Code)

Glenn S. Freed
President
Vericimetry Funds
790 E. Colorado Blvd., 9th Floor
Pasadena, CA 91101
(Name and address of agent for Service)

Copies of Communications to:

Michael V. Wible
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on February 20, 2014 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Los Angeles, State of California, on this  20th day of  February 2014.

VERICIMETRY FUNDS

By: /s/ Glenn S. Freed
Name: Glenn S. Freed
Title: Chairman, President, Treasurer & Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
/s/ Glenn S. Freed Glenn S. Freed	Chairman, President, Treasurer & Trustee	February 20, 2014

Trustees

David G. Chrencik* David G. Chrencik	Trustee	February 20, 2014
Kenneth A. Merchant* Kenneth A. Merchant	Trustee	February 20, 2014
Brian K. Wing* Brian K. Wing	Trustee	February 20, 2014

*By	/s/ Glenn S. Freed
Glenn S. Freed, pursuant to a Power of Attorney dated January 30, 2014 and incorporated herein by reference.

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Exhibit Index

Exhibit No.	Description of Exhibits
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SK 27340 0002 1356909

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